               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                               SEMI-ANNUAL REPORT

Dear Investor:

FUND PERFORMANCE

    Difficult stock market conditions continued to persist in the first half of 2001. Fund B declined 10.80% for the first half of the year versus a decline of 6.70% for the S&P 500. The Fund's bias towards growth stocks negatively impacted its performance relative to the S&P 500 as "value" stocks have been in favor with the market.

PORTFOLIO MANAGER COMMENTS

    The economic weakness that became evident in the latter half of 2000 clearly spilled over into the first half of 2001. Many companies reported significant earnings disappointments. Most affected were the technology and telecommunications sectors where severe overcapacity coupled with falling demand combined to produce shocking disappointments in earnings. The Federal Reserve responded to the slowing economy and corporate earnings disappointments with six successive rate cuts. This has helped stabilize the equity markets but the current outlook for profit growth remains poor.

    The Portfolio continues with its time-tested philosophy of investing in "masterpiece" businesses. Recent additions include Rite Aid Corp., Marriott International, and Concord EFS. All of these companies share the kinds of characteristics we look for--superb management, dominant market share, and strong profitability and cash flow generation. The latter point is especially important. Strong profitability and cash flow growth allow our companies to take advantage of weak economic conditions by making needed investments at a time when less well capitalized companies can not afford to do so. The infrastructural investments made by the companies we hold, in turn, solidify and enhance their competitive positions as they emerge out of the recession. We firmly believe the strong get stronger during difficult economic times, and this dynamic works to our advantage. The inherent strengths of the companies that comprise our portfolio make them difficult to compete against. We anticipate that the internal improvements they make during this period will augment their competitive strength even further as the market revives.

GOING FORWARD

    Much of the bad news regarding the economy is out. It's easy to be bearish based on this news. However, the stock market looks forward, responding to interest rate reductions more quickly than the general economy. There are sound reasons to be optimistic if one takes the longer view. Short-term interest rates are down substantially following the Fed's rate cuts, inflation is low, and American companies continue to wield dominance over almost every major technological platform. Our best guess is that the economy will start to show signs of recovery by mid-2002. The stock market should begin to discount this about six months in advance. That's not that far away. We anticipate a stable to improving stock market in the second half of 2001 and a much better stock market environment in 2002.

    Thank you for your continued investment in Transamerica Occidental's Separate Account Fund B.

                                            /s/ Gary U. Rolle
                                             Gary U. Rolle
                                             President and
                                             Chairman, Board of Managers
                                             Transamerica Occidental's
                                             Separate Account Fund B

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. VALUE WILL FLUCTUATE; CAN LOSE PRINCIPAL.

                       TABLE OF ACCUMULATION UNIT VALUES

                                 Accumulation
        End of Quarter            Unit Value
        --------------           ------------
June, 1991.....................    4.288242
September, 1991................    4.480883
December, 1991.................    4.908113
March, 1992....................    4.895752
June, 1992.....................    4.798707
September, 1992................    4.981578
December, 1992.................    5.580041
March, 1993....................    5.893141
June, 1993.....................    6.139891
September, 1993................    6.868266
December, 1993.................    6.851062
March, 1994....................    6.629959
June, 1994.....................    6.325672
September, 1994................    6.905430
December, 1994.................    7.364882
March, 1995....................    8.376121
June, 1995.....................    9.806528
September, 1995................   11.275672
December, 1995.................   11.163517
March, 1996....................   11.495829
June, 1996.....................   12.356950

                                 Accumulation
        End of Quarter            Unit Value
        --------------           ------------
September, 1996................   13.007681
December, 1996.................   14.289273
March, 1997....................   14.574090
June, 1997.....................   18.948025
September, 1997................   22.762719
December, 1997.................   20.822981
March, 1998....................   24.769837
June, 1998.....................   26.122076
September, 1998................   24.532238
December, 1998.................   31.039623
March, 1999....................   36.274720
June, 1999.....................   36.182643
September, 1999................   33.766134
December, 1999.................   43.812753
March, 2000....................   49.902772
June, 2000.....................   46.517366
September, 2000................   45.550563
December, 2000.................   38.753772
March, 2001....................   32.935996
June, 2001.....................   34.566512

The table above covers the period from December, 1990, to June, 2001. The results shown should not be considered a representation of the gain or loss which may be realized from an investment made in the Fund today.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            PORTFOLIO OF INVESTMENTS

                           JUNE 30, 2001 (UNAUDITED)

Number
  of                                                 Market
Shares                 Common Stocks                Value(1)
------                 -------------                --------
          BANKING (7.62%)
70,000    Northern Trust Corp.................... $  4,375,000
70,000    State Street Corp......................    3,464,300
                                                  ------------
                                                     7,839,300
                                                  ------------
          BASIC INDUSTRY (0.59%)
25,000    SYMYX Technologies, Inc................      604,750
                                                  ------------
          BROKERAGE (2.68%)
175,000   Charles Schwab Corp....................    2,756,250
                                                  ------------
          COMMUNICATIONS (28.10%)
150,000   AT&T...................................    2,623,500
60,000    Clear Channel Communications, Inc.*....    3,762,000
140,000   ComCast Corp...........................    6,076,000
70,000    Cox Communications.....................    3,101,000
85,000    Lamar Advertising Co...................    3,740,000
80,000    Moody's Corporation....................    2,680,000
70,000    QUALCOMM, Inc..........................    4,051,600
90,000    Qwest Communications International,        2,868,300
           Inc.*.................................
                                                  ------------
                                                    28,902,400
                                                  ------------
          CONSUMER CYCLICAL (10.17%)
90,000    CVS Corp...............................    3,474,000
125,000   General Motor Corp.....................    2,607,500
40,000    Marriot International..................    1,893,600
100,000   Robert Half Intl Inc...................    2,489,000
                                                  ------------
                                                    10,464,100
                                                  ------------
          CONSUMER NON CYCLICAL (8.45%)
540,000   Rite Aid Corp..........................    4,374,000
90,000    Safeway, Inc. *........................    4,320,000
                                                  ------------
                                                     8,694,000
                                                  ------------

Number
  of                                                 Market
Shares                 Common Stocks                Value(1)
------                 -------------                --------
          NON-CAPTIVE FINANCE (6.55%)
80,000    American Express....................... $  3,104,000
110,000   MBNA Corp..............................    3,630,000
                                                  ------------
                                                     6,734,000
                                                  ------------
          OTHER INDUSTRY (2.56%)
90,000    EMC Corporation*.......................    2,632,500
                                                  ------------
          TECHNOLOGY (25.73%)
45,000    Applied Materials, Inc.*...............    2,222,550
40,000    Concord EFS Inc........................    2,080,800
115,000   Dell Computer Corporation*.............    3,013,000
125,000   First Data Corporation.................    8,043,750
105,000   Intel Corporation......................    3,081,750
27,000    Maxim Integrated Products, Inc.........    1,166,670
50,000    Microsoft Corporation*.................    3,562,000
55,000    Verisign, Inc..........................    3,300,550
                                                  ------------
                                                    26,471,070
                                                  ------------
          TRANSPORTATION (5.62%)
100,000   United Parcel Services, Inc............    5,780,000
                                                  ------------
                                                   100,878,370
          TOTAL COMMON STOCK (98.07%)............
                                                  ============
                                                     1,983,160
          Cash, Cash Equivalents and Receivables
           Less
           Liabilities (1.93%)...................
                                                  ------------
                                                  $102,861,530
          NET ASSETS (100.00%)...................
                                                  ============

------------

(1) Common stocks are valued at the last closing price for securities traded on a national stock exchange and the bid price for unlisted securities.

 *  Indicates non-income producing stocks.

See notes to financial statements.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            STATEMENT OF NET ASSETS

                                 JUNE 30, 2001

ASSETS:
Investments in common stock -- at market value (cost
  $86,663,962)..............................................    $100,867,170
Cash and cash equivalents...................................       2,069,249
Dividends and interest receivable...........................          32,850
                                                                ------------
     TOTAL ASSETS...........................................     102,969,269
LIABILITIES:
Due to Transamerica Occidental's general account............         107,739
                                                                ------------
NET ASSETS..................................................    $102,861,530
                                                                ============
Net assets attributed to variable annuity
  contractholders -- 2,975,756 units at $34.566512 per
  unit......................................................    $102,861,530
                                                                ------------
                                                                $102,861,530
                                                                ============

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the
                                                              period ended       Year ended
                                                                June 30,        December 31,
                                                                  2001              2000
                                                              ------------      ------------
Net investment loss.........................................  $   (465,578)     $ (1,530,299)
Net realized gain/loss from security transactions...........      (408,863)       34,059,581
Net change in unrealized appreciation/depreciation on
  investments...............................................   (12,566,899)      (46,900,631)
                                                              ------------      ------------
Net decrease in net assets resulting from operations........   (13,441,340)      (14,371,349)
Variable annuity deposits (net of sales and administration
  expenses and applicable state premium taxes)..............        36,914            37,060
Payments to Contract Owners:
  Annuity payments..........................................       (17,244)          (94,496)
  Terminations and withdrawals..............................    (1,058,219)       (3,334,845)
                                                              ------------      ------------
Total decrease in net assets................................   (14,479,889)      (17,763,630)
Balance at beginning of period..............................   117,341,419       135,105,049
                                                              ------------      ------------
Balance at end of period....................................  $102,861,530      $117,341,419
                                                              ============      ============

See notes to financial statements.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            STATEMENT OF OPERATIONS

                                 JUNE 30, 2001

NET INVESTMENT LOSS
  INCOME:
     Dividends..............................................  $    150,328
     Interest...............................................        85,040
                                                              ------------
       Total investment income..............................       235,368
                                                              ------------
  EXPENSES:
     Investment management services.........................       161,757
     Mortality and expense risk charges.....................       539,189
                                                              ------------
       Total expenses.......................................       700,945
                                                              ------------
  Net investment loss.......................................      (465,578)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss from security transactions..............      (408,863)
  Net change in unrealized appreciation/depreciation on
     investments............................................   (12,566,899)
                                                              ------------
  Net realized and unrealized loss on investments...........   (12,975,762)
                                                              ------------
       Net decrease in net assets resulting from
        operations..........................................  $(13,441,340)
                                                              ============

See notes to financial statements.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                         NOTES TO FINANCIAL STATEMENTS

NOTE A -- ACCOUNTING POLICIES

     Transamerica Occidental's Separate Account Fund B (the Fund) is registered under the Investment Company Act of 1940 as an open-end diversified investment company. The Fund's investment objective is long-term capital growth.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as additional information becomes known which could impact the amounts reported and disclosed herein.

Investment in Securities

     Common stocks are valued at the last closing price for securities traded on a national stock exchange and the bid price for unlisted securities. The cost of securities purchased (excluding short-term investments) and proceeds from sales aggregated $62,500,315 and $65,185,861, respectively, in June 2001. The Fund had gross unrealized gains of $22,624,517 and gross unrealized losses of $5,421,309 at June 30, 2001 related to these investments. Realized gains and losses on investments are determined using the average cost method.

Cash Equivalents

     Cash equivalents consist of money market funds invested daily from excess cash balances on deposit.

Federal Income Taxes

     Operations of the Fund form a part of, and are taxed with, those of Transamerica Occidental Life Insurance Company (Transamerica Occidental Life), which is taxed as a "life insurance company" under the Internal Revenue Code. Transamerica Occidental Life will not charge the Fund for income taxes applicable to its investment in the Fund. Under current law, income from assets maintained in the Fund for the exclusive benefit of Participants is in general not subject to federal income tax.

Expenses

     The value of the Fund has been reduced by charges on each valuation date for investment management services on the basis of an annual rate of 0.3% and mortality and expense risks on the basis of an annual rate of 1.0%. These charges are paid to Transamerica Occidental Life.

Other

     The Fund follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

NOTE B -- TRANSAMERICA OCCIDENTAL LIFE INVESTMENT

     As of June 30, 2001, Transamerica Occidental Life had deposited $2,000,000 (current fund value of $73,884,431) in the Fund under an amendment to the California Insurance Code which permits domestic life insurers to allocate amounts to such accounts. Transamerica Occidental Life is entitled to withdraw all but $100,000 of its proportionate share of the Fund, in whole or in part, at any time.

NOTE C -- RESERVES FOR RETIRED ANNUITANTS

     Reserves for retired annuitants are computed using The Annuity Table for 1949, ultimate, one year age set back and an assumed investment earnings rate of 3 1/2%.

NOTE D -- REMUNERATION

     No remuneration was paid during 2001 by Transamerica Occidental's Separate Account Fund B to any member of the Board of Managers or officer of Fund B or any affiliated person of such members or officers.

FINANCIAL HIGHLIGHTS

     Selected data for an accumulation unit outstanding throughout each period are as follows:

                                                  For six
                                                   months
                                                   ended
                                                  June 30,
                                                    2001       2000       1999       1998       1997
                                                  --------    -------    -------    -------    -------
Investment income...............................  $ 0.078     $ 0.096    $ 0.097    $ 0.098    $ 0.077
Expenses........................................    0.233       0.598      0.456      0.328      0.244
                                                  -------     -------    -------    -------    -------
Net investment loss.............................   (0.155)     (0.502)    (0.359)    (0.230)    (0.167)
Net realized and unrealized gain (loss) on
  investments...................................   (4.032)     (4.558)    13.132     10.447      6.701
                                                  -------     -------    -------    -------    -------
    Net increase (decrease) in accumulation unit
      value.....................................   (4.187)     (5.059)    12.773     10.217      6.534
Accumulation unit value:
  Beginning of period...........................   38.754      43.813     31.040     20.823     14.289
                                                  -------     -------    -------    -------    -------
  End of period.................................  $34.567     $38.754    $43.813    $31.040    $20.823
                                                  =======     =======    =======    =======    =======
Ratio of expenses to average accumulation fund
  balance.......................................     1.28%       1.33%      1.29%      1.32%      1.33%
Ratio of net investment loss to average
  accumulation fund balance.....................    (0.85)%     (1.12)%    (1.02)%    (0.92)%    (0.91)%
Portfolio turnover..............................    30.19%      49.87%     34.45%     53.78%     15.21%
Number of accumulation units outstanding at end
  of period (000's omitted).....................    2,976       3,028      3,084      3,193      3,273

          TRANSAMERICA
      OCCIDENTAL'S SEPARATE
         ACCOUNT FUND B

      MANAGERS AND OFFICERS

GARY U. ROLLE, President,
Chairman of Board
DR. JAMES H. GARRITY, Manager
PETER J. SODINI, Manager
                                                           (LOGO)
JON C. STRAUSS, Manager
WILLIAM T. MILLER, Treasurer,
Assistant Secretary
THOMAS M. ADAMS, Secretary
REGINA M. FINK, Assistant
Secretary

Distributor:

Transamerica Financial Resources,
Inc.
1150 South Olive
Los Angeles, California
90015-2211
Tel. (800) 245-8250

                                             TRANSAMERICA
Custodian:

Mellon Bank Securities Trust
                                             OCCIDENTAL'S
1 Mellon Bank Ctr.
Pittsburgh, PA 15258                         SEPARATE
Tel. (800) 234-6356                          ACCOUNT FUND B
                                             SEMI-ANNUAL
                                             FINANCIAL
                                             REPORT
Transamerica Occidental
Life Insurance Company
Annuity Service Center
4333 Edgewood Road NE
Cedar Rapids, IA 52499

877-717-8861

              (LOGO)

                                             JUNE 30, 2001

Must be preceded by a current Separate
Account B prospectus.

TFM 1036 Ed. 2-98